LVIP Delaware REIT Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.05%
REIT Apartments–17.33%
American Homes 4 Rent Class A	121,900	$ 3,999,539
AvalonBay Communities, Inc.	45,858	8,446,585
Camden Property Trust	50,572	6,040,826
Equity Residential	119,813	8,053,830
Essex Property Trust, Inc.	39,100	9,471,193
Independence Realty Trust, Inc.	175,684	2,939,193
Invitation Homes, Inc.	342,278	11,558,728
Mid-America Apartment Communities, Inc.	34,299	5,318,746
NexPoint Residential Trust, Inc.	5,435	251,151
UDR, Inc.	24,335	1,015,013
		57,094,804
REIT Diversified–17.91%
Digital Realty Trust, Inc.	83,301	8,261,793
Duke Realty Corp.	210,907	10,165,718
EPR Properties	62,325	2,234,975
Equinix, Inc.	25,717	14,628,858
Gaming & Leisure Properties, Inc.	144,568	6,395,688
Lamar Advertising Co. Class A	23,684	1,953,693
LXP Industrial Trust	250,844	2,297,731
Outfront Media, Inc.	153,064	2,325,042
VICI Properties, Inc.	322,344	9,621,969
WP Carey, Inc.	16,013	1,117,707
		59,003,174
REIT Health Care–6.46%
CareTrust REIT, Inc.	92,722	1,679,196
Healthcare Realty Trust, Inc. Class A	188,464	3,929,474
Healthpeak Properties, Inc.	63,584	1,457,345
Medical Properties Trust, Inc.	38,816	460,358
Omega Healthcare Investors, Inc.	10,545	310,972
Ventas, Inc.	64,589	2,594,540
Welltower, Inc.	168,554	10,841,393
		21,273,278
REIT Hotels–4.30%
Apple Hospitality REIT, Inc.	374,696	5,268,226
†Chatham Lodging Trust	182,928	1,805,499
Host Hotels & Resorts, Inc.	312,413	4,961,119
Park Hotels & Resorts, Inc.	189,112	2,129,401
		14,164,245
REIT Manufactured Homes–2.25%
Equity LifeStyle Properties, Inc.	50,452	3,170,403
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Manufactured Homes (continued)
Sun Communities, Inc.	31,339	$ 4,241,107
		7,411,510
REIT Office Property–7.17%
Alexandria Real Estate Equities, Inc.	67,497	9,462,404
Boston Properties, Inc.	8,279	620,677
City Office REIT, Inc.	30,730	306,378
Cousins Properties, Inc.	156,258	3,648,624
Douglas Emmett, Inc.	50,718	909,374
Highwoods Properties, Inc.	145,945	3,934,677
Kilroy Realty Corp.	48,743	2,052,568
Piedmont Office Realty Trust, Inc. Class A	252,744	2,668,977
		23,603,679
REIT Regional Malls–2.20%
Simon Property Group, Inc.	80,765	7,248,659
		7,248,659
REIT Shopping Centers–8.94%
Brixmor Property Group, Inc.	324,035	5,984,927
Kimco Realty Corp.	272,231	5,011,773
Kite Realty Group Trust	92,300	1,589,406
Phillips Edison & Co., Inc.	136,602	3,831,686
Regency Centers Corp.	93,771	5,049,568
Retail Opportunity Investments Corp.	353,455	4,863,541
SITE Centers Corp.	213,240	2,283,800
Urban Edge Properties	62,185	829,548
		29,444,249
REIT Single Tenant–7.78%
Agree Realty Corp.	46,252	3,125,710
Essential Properties Realty Trust, Inc.	157,139	3,056,353
Four Corners Property Trust, Inc.	61,026	1,476,219
Realty Income Corp.	151,724	8,830,337
Spirit Realty Capital, Inc.	122,310	4,422,730
STORE Capital Corp.	150,482	4,714,601
		25,625,950
REIT Storage–13.33%
CubeSmart	32,803	1,314,088
Extra Space Storage, Inc.	66,369	11,462,590
Iron Mountain, Inc.	17,378	764,111
Life Storage, Inc.	70,844	7,846,681
National Storage Affiliates Trust	75,197	3,126,691
Public Storage	66,170	19,375,238
		43,889,399
LVIP Delaware REIT Fund–1

LVIP Delaware REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry–11.38%
Plymouth Industrial REIT, Inc.	60,882	$ 1,023,426
Prologis, Inc.	298,610	30,338,776
Rexford Industrial Realty, Inc.	62,909	3,271,268
Terreno Realty Corp.	53,492	2,834,541
		37,468,011
Total Common Stock (Cost $315,193,985)		326,226,958

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	2,171,273	$ 2,171,273
Total Money Market Fund (Cost $2,171,273)		2,171,273

TOTAL INVESTMENTS–99.71% (Cost $317,365,258)	328,398,231
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	961,976
NET ASSETS APPLICABLE TO 27,526,874 SHARES OUTSTANDING–100.00%	$329,360,207

† Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware REIT Fund–2

LVIP Delaware REIT Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware REIT Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$326,226,958	$—	$—	$326,226,958
Money Market Fund	2,171,273	—	—	2,171,273
Total Investments	$328,398,231	$—	$—	$328,398,231
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware REIT Fund–3